RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Trade accounts receivable	$ 289	$ 92
Trade accounts payable	34	61
Revenues	682	514	$ 226
Purchases, general and administrative expenses	334	314	323
Interest on loans from controlling shareholder		$ 102	$ 121